CHANGE IN OPERATING WORKING CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
CHANGE IN OPERATING WORKING CAPITAL
Schedule of change in operating working capital

(unaudited)	Three months ended March 31,
(millions of dollars)	2017 (b)	2016 (b)

Change in accounts receivable and other	7	(2)
Change in other current assets	1	3
Change in accounts payable and accrued liabilities	(3)	3 (a)
Change in accounts payable to affiliates	(1)	(4)
Change in state income taxes payable	—	9
Change in accrued interest	3	5

Change in operating working capital	7	14

(a)

The accrual of $10 million for the construction of GTN’s Carty Lateral in December 31, 2015 was paid during the first quarter of 2016. Accordingly, the payment was reported as capital expenditures in our cash flow statement during the first quarter of 2016.

(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

Year Ended December 31 (millions of dollars)	2016 (c)	2015(c)		2014(c)

Change in accounts receivable and other	(4)	6		2
Change in other current assets	(4)	(1)		(1)
Change in accounts payable and accrued liabilities (a)	5	(2)		29
Change in accounts payable to affiliates	—	(15	) (b)	(6)
Change in state income taxes payable	—	(5)		2
Change in accrued interest	2	(3)		3

Change in operating working capital	(1)	(20)		29

(a)

The accrual of $10 million for the construction of GTN’s Carty Lateral in December 31, 2015 was paid during the first quarter 2016. Accordingly, the payment was reported as capital expenditures in our cash flow statement during 2016.

(b)

Excludes certain non-cash items primarily related to accruals of $10 million for construction of GTN’s Carty Lateral and $2 million of costs related to acquisition of 49.9 percent interest in PNGTS (Refer to Note 6).

(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).